Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net revenues	$ 329	$ 154	$ 619	$ 303	$ 1,032	$ 360
Cost of revenues	172	81	330	142	397	248
Gross profit	157	73	289	161	635	112
Operating expenses:
Selling, marketing and research	227	337	429	612	1,276	894
Personnel and benefits	365	470	833	890	1,897	1,718
General and administrative	329	432	644	788	1,680	1,829
Total operating expenses	921	1,239	1,906	2,290	4,853	4,441
Operating loss	(764)	(1,166)	(1,617)	(2,129)	(4,218)	(4,329)
Other expense:
Other expense	(7)	(9)	(20)	(21)	0	(2)
Interest expense					(40)	(16)
Total other expense					(40)	(18)
Loss before income taxes					(4,258)	(4,347)
Income tax benefit					0	1,124
Net loss	$ (771)	$ (1,175)	$ (1,637)	$ (2,150)	$ (4,258)	$ (3,223)
Net loss per share attributable to common shareholders:
Basic and diluted	$ (0.07)	$ (0.13)	$ (0.15)	$ (0.23)	$ (0.46)	$ (0.45)
Weighted average number of common shares outstanding:
Basic and diluted	11,404,497	9,170,658	10,562,389	9,170,658	8,803,581	7,139,312